Long-Term Loans - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule Of Consolidated Balance Sheet Abstract
Non-current liabilities	$ 2,278,162	$ 2,058,651
Current liabilities	22,573
Total	$ 2,300,735	$ 2,058,651